Receivables - Summary of Aging of Receivables (Detail) - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 18,867	$ 21,472	$ 22,294
Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	44	62
Current	10,477	11,811
Total	10,605	11,978	12,425
Retail [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	10,521	11,873
Retail [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	84	105
Retail [Member] | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	38	50
Retail [Member] | 60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	5	10
Retail [Member] | Greater Than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1	2
Retail [Member] | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	24	33
Current	8,133	8,596
Total	8,179	8,639
Retail [Member] | NAFTA [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	8,157	8,629
Retail [Member] | NAFTA [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	22	10
Retail [Member] | NAFTA [Member] | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	24	31
Retail [Member] | NAFTA [Member] | 60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		2
Retail [Member] | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	15	22
Current	655	881
Total	688	961
Retail [Member] | EMEA [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	670	903
Retail [Member] | EMEA [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	18	58
Retail [Member] | EMEA [Member] | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	10	14
Retail [Member] | EMEA [Member] | 60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	5	8
Retail [Member] | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	4	3
Current	1,262	1,762
Total	1,310	1,802
Retail [Member] | LATAM [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1,266	1,765
Retail [Member] | LATAM [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	44	37
Retail [Member] | LATAM [Member] | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	4	3
Retail [Member] | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1	4
Current	427	572
Total	428	576
Retail [Member] | APAC [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	428	576
Retail [Member] | APAC [Member] | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		2
Retail [Member] | APAC [Member] | Greater Than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1	2
Wholesale [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	68	127
Current	7,999	9,186
Total	8,179	9,400	$ 9,759
Wholesale [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	8,067	9,313
Wholesale [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	112	87
Wholesale [Member] | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	27	90
Wholesale [Member] | 60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	12	7
Wholesale [Member] | Greater Than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	29	30
Wholesale [Member] | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1	1
Current	3,628	4,079
Total	3,688	4,132
Wholesale [Member] | NAFTA [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3,629	4,080
Wholesale [Member] | NAFTA [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	59	52
Wholesale [Member] | NAFTA [Member] | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1	1
Wholesale [Member] | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	35	76
Current	3,572	3,874
Total	3,610	3,956
Wholesale [Member] | EMEA [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3,607	3,950
Wholesale [Member] | EMEA [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3	6
Wholesale [Member] | EMEA [Member] | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	24	72
Wholesale [Member] | EMEA [Member] | 60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	11	4
Wholesale [Member] | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		1
Current	483	861
Total	484	862
Wholesale [Member] | LATAM [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	483	862
Wholesale [Member] | LATAM [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1
Wholesale [Member] | LATAM [Member] | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		1
Wholesale [Member] | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	32	49
Current	316	372
Total	397	450
Wholesale [Member] | APAC [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	348	421
Wholesale [Member] | APAC [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	49	29
Wholesale [Member] | APAC [Member] | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2	16
Wholesale [Member] | APAC [Member] | 60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1	3
Wholesale [Member] | APAC [Member] | Greater Than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 29	$ 30